Collaboration Agreements - Additional Information (Details)		1 Months Ended			12 Months Ended
	Dec. 14, 2011 USD ($) Serotype	Apr. 30, 2014	Aug. 31, 2009 USD ($)	Mar. 31, 2009 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2012 USD ($)	Aug. 31, 2011 USD ($)	Mar. 12, 2009 USD ($)
Accrued royalties, current					$ 0		$ 0		$ 0
Milestone fee recorded cost of goods sold					135,000	€ 124,117	68,000	€ 60,000	72,000	€ 60,000
Payments to acquire productive assets					0		0		0
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement
Term of Collaboration Agreement				8 years
Collaborative arrangements and noncollaborative arrangement payment for transfer of additional serotypes and related technology	$ 300,000
Number of additional serotypes signed for transfer | Serotype	6
Collaborative arrangements and noncollaborative arrangement milestone payments incurred									1,200,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for agreement before amendment															$ 1,000,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for amended agreement	$ 200,000
Payment made or recorded in research and development expenses					0		0		0
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Maximum [Member]
Collaborative arrangements and noncollaborative arrangement milestone payments				$ 3,000,000
Royalty payment on net sales				10.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Minimum [Member]
Royalty payment on net sales				6.00%
National Institute of Health | Patent License Agreement
Term of Collaboration Agreement			12 years
Collaborative arrangements and noncollaborative arrangement license issue royalty			$ 80,000
Collaborative arrangements and noncollaborative arrangement license royalty payments upon achievement of benchmarks					330,000
Royalty expense					$ 8,000		$ 0		$ 0
National Institute of Health | Patent License Agreement | Maximum [Member]
Royalty payment on net sales			4.00%
National Institute of Health | Patent License Agreement | Minimum [Member]
Royalty payment on net sales			1.50%
Collaborative arrangements and noncollaborative arrangement non refundable annual royalty			$ 8,000
Medimmune LLC | H5N1 Licenses
Collaborative arrangements and noncollaborative arrangement milestone payments incurred														$ 9,900,000
Collaborative arrangements and noncollaborative arrangement licenses fees and royalties paid													$ 3,400,000
Institute for Translational Vaccinology
Term of Collaboration Agreement		50 years
Collaborative arrangements and noncollaborative arrangement milestone payments | €												€ 1,500,000
Collaborative arrangements and noncollaborative arrangement entrance fees and milestone payments											$ 2,406,000